TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of trade and other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Trade creditors	$ 1,409,894	$ 1,176,985
Other accounts payable	351,920	231,216
Total	$ 1,761,814	$ 1,408,201